Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Information About Other Related Party Transactions

The following transactions occurred with related parties:

	2025 A$	2024 A$	2023 A$
Amounts settled in cash or shares for goods and services
Purchases of various goods and services from entities controlled by key management personnel (i)	N/A	102,293	99,667
Other (ii)	17,571	17,325	17,065

(i)	Purchases from entities controlled by key management personnel

Aggregate amounts of each of the above types of other transactions with key management personnel of Immuron Limited:

	2025 A$	2024 A$	2023 A$
Amounts settled in cash or shares during the period
Rental of an office suite from Wattle Laboratories Pty Ltd	N/A	47,293	44,667
Services rendered by Grandlodge Capital Pty Ltd	N/A	55,000	55,000
	N/A	102,293	99,667

ii)	Other

Schedule of Outstanding Balances Transactions with Related Parties

The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:

	2025 A$	2024 A$	2023 A$
Current payables (purchases of goods and services)
Entities controlled by key management personnel	N/A	55,000	55,000